LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES
                          (The "Growth & Income Fund")
                                 Class A shares

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005


1. The paragraph immediately under the heading "PERFORMANCE HISTORY" in the section "THE FUNDS - LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES" is revised in its entirety as follows:

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of broad measures of market performance for one, year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Value Index (Russell Index), an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-cap U.S. stocks. The advisor believes that the Russell Index, because of its greater emphasis on companies with lower price-to-book ratios and lower forecasted growth values, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2. The "Average Annual Total Returns" chart is revised in its entirety as follows:

Average Annual Total Returns - for periods ended December 31, 2004

                        Inception Date   1 Year            5 Years   10 Years
Class A (%)               7/5/94          13.76              1.84      11.91
Russell Index (%)           N/A           16.49              5.27      13.83
S&P 500 Index (%)           N/A           10.88             -2.30      12.07

3. Effective June 30, 2005, Brian Cunningham, Gregory M. Miller and Richard Dahlberg will no longer co-manage the Growth & Income Fund. Effective June 30, 2005, Lori Ensinger, David I. Hoffman, Noah Petrucci and Diane L. Sobin will begin co-managing the Growth & Income Fund.

The following paragraphs regarding Ms. Ensinger, Mr. Hoffman, Mr. Petrucci and Ms. Sobin replace in their entirety the section describing the portfolio managers for the Growth & Income Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS:

LORI J. ENSINGER, a senior portfolio manager of Columbia Management, is the lead manager for the Growth & Income Fund and has managed the Growth & Income Fund since June, 2005. Ms. Ensinger has been associated with Columbia Management or its affiliates since 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 1999 to 2001.

DAVID I. HOFFMAN, a senior portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Mr. Hoffman has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments from March, 1999 to July, 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

DIANE L. SOBIN, a senior portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Ms. Sobin has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments from February, 2000 to June, 2001.

                                                                  June 24, 2005

                  LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES
                          (The "Growth & Income Fund")
                                 Class B shares

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005

1. The paragraph immediately under the heading "PERFORMANCE HISTORY" in the section "THE FUNDS - LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES" is revised in its entirety as follows:

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class B shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class B shares compare with those of broad measures of market performance for one, year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Value Index (Russell Index), an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-cap U.S. stocks. The advisor believes that the Russell Index, because of its greater emphasis on companies with lower price-to-book ratios and lower forecasted growth values, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2. The "Average Annual Total Returns" chart is revised in its entirety as follows:

Average Annual Total Returns - for periods ended December 31, 2004

                                    1 Year           5 Years       10 Years
Class B (%)                          13.46             1.69(1)      11.82(1)
Russell Index (%)                    16.49             5.27         13.83
S&P 500 Index (%)                    10.88            -2.30         12.07

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on July 5, 1994, and Class B shares were initially offered on June 1, 2000.

3. Effective June 30, 2005, Brian Cunningham, Gregory M. Miller and Richard Dahlberg will no longer co-manage the Growth & Income Fund. Effective June 30, 2005, Lori Ensinger, David I. Hoffman, Noah Petrucci and Diane L. Sobin will begin co-managing the Growth & Income Fund.

The following paragraphs regarding Ms. Ensinger, Mr. Hoffman, Mr. Petrucci and Ms. Sobin replace in their entirety the section describing the portfolio managers for the Growth & Income Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS:

LORI J. ENSINGER a senior portfolio manager of Columbia Management, is the lead manager for the Growth & Income Fund and has managed the Growth & Income Fund since June, 2005. Ms. Ensinger has been associated with Columbia Management or its affiliates since 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 1999 to 2001.

DAVID I. HOFFMAN, a senior portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Mr. Hoffman has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments from March, 1999 to July, 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

DIANE L. SOBIN, a senior portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Ms. Sobin has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments from February, 2000 to June, 2001.

                                                                June 24, 2005

                     LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section "More Facts About the Trust: Portfolio Managers":


------------------------------ ------------------------------ ------------------------------- -------------------------------

                                   Other SEC-registered
                               open-end and closed-end funds     Other pooled investment
      Portfolio Manager                                                  vehicles                     Other accounts
------------------------------ ------------------------------ ------------------------------- -------------------------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
                                 Number of        Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Growth & Income Fund                 11           $6.359            1         $97.1 million       2,053        $2.1 billion
Lori J. Ensinger                                  billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Growth & Income Fund                 11           $6.359            1         $97.1 million       2,052        $2.1 billion
David I. Hoffman                                  billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Growth & Income Fund                 11           $6.359            1         $97.1 million       2,050        $2.1 billion
Noah J. Petrucci                                  billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Growth & Income Fund                 11           $6.359            1         $97.1 million       2,052        $2.1 billion
Diane L. Sobin                                    billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------

2. The following language is added to the chart following the heading "Ownership of Securities" in the section "More Facts About the Trust:
         Portfolio Managers":

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Growth & Income Fund                                                             $0
Lori J. Ensinger
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Growth & Income Fund                                                             $0
David I. Hoffman
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Growth & Income Fund                                                             $0
Noah J. Petrucci
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Growth & Income Fund                                                             $0
Diane L. Sobin
------------------------------------------------------- -----------------------------------------------------

     3. The following language is added to the chart following the heading "Compensation" in the section "More Facts About the Trust: Portfolio Managers":


----------------------------------------------- -------------------------------------------------------------
              Portfolio Manager                                    Performance Benchmark

----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Growth & Income Fund                                              Russell 1000 Value Index
Lori J. Ensinger
----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Growth & Income Fund                                              Russell 1000 Value Index
David I. Hoffman
----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Growth & Income Fund                                              Russell 1000 Value Index
Noah J. Petrucci
----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Growth & Income Fund                                              Russell 1000 Value Index
Diane L. Sobin
----------------------------------------------- -------------------------------------------------------------

                                                                  June 24, 2005